Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated and Unaffiliated Issuers–99.72%
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–13.86%
Invesco Global Real Estate Income Fund, Class R6	3.92%	$31,171,300	$352,040	$(16,683,032)	$712,925	$(830,604)	$352,040	1,952,603	$14,722,629
Invesco Multi-Asset Income Fund, Class R6	9.94%	42,725,008	2,228,940	(7,293,410)	2,105,153	(2,455,199)	2,228,940	4,988,034	37,310,492
Total Alternative Funds		73,896,308	2,580,980	(23,976,442)	2,818,078	(3,285,803)	2,580,980		52,033,121
Domestic Equity Funds–11.01%
Invesco Dividend Income Fund, Class R6	3.45%	24,720,742	293,651	(11,348,817)	(3,238,108)	2,513,247	293,651	549,033	12,940,715
Invesco S&P 500® Enhanced Value ETF	—	24,570,839	1,527,710	(25,212,810)	(7,883,406)	6,997,667	224,664	—	—
Invesco S&P 500® High Dividend Low Volatility ETF(a)	4.14%	29,855,418	1,145,516	(12,832,362)	(4,725,203)	2,100,717	695,678	396,634	15,544,086
Invesco S&P 500® Pure Value ETF	3.42%	—	14,904,781	(2,129,448)	(29,689)	112,093	172,698	174,745	12,857,737
Total Domestic Equity Funds		79,146,999	17,871,658	(51,523,437)	(15,876,406)	11,723,724	1,386,691		41,342,538
Fixed Income Funds–63.10%
Invesco 1-30 Laddered Treasury ETF	9.62%	40,766,577	1,702,822	(3,813,925)	(2,132,096)	(397,252)	779,955	1,347,487	36,126,126
Invesco Core Plus Bond Fund, Class R6	9.97%	42,967,487	1,717,269	(5,537,031)	(757,385)	(969,150)	1,458,028	4,291,421	37,421,190
Invesco Corporate Bond Fund, Class R6	12.75%	31,028,803	24,423,827	(5,586,179)	(1,236,054)	(749,012)	1,709,519	8,129,267	47,881,385
Invesco Floating Rate ESG Fund, Class R6	5.35%	—	20,007,825	—	86,497	—	234,819	2,942,068	20,094,322
Invesco Fundamental High Yield® Corporate Bond ETF	—	29,791,436	—	(29,805,458)	3,161,814	(3,147,792)	293,318	—	—
Invesco High Yield Fund, Class R6	9.94%	—	43,258,458	(5,840,502)	(108,844)	20,710	1,362,317	11,011,747	37,329,822
Invesco Income Fund, Class R6	8.19%	26,756,383	9,768,929	(4,704,946)	(683,079)	(379,375)	1,386,652	4,625,250	30,757,912
Invesco International Bond Fund, Class R6	3.00%	12,755,094	628,855	(1,806,675)	(39,277)	(296,278)	434,567	2,695,856	11,241,719
Invesco Master Loan Fund, Class R6	0.85%	24,248,411	1,366,066	(21,889,172)	(296,215)	(250,473)	1,356,820	214,334	3,178,617
Invesco Taxable Municipal Bond ETF(a)	3.43%	22,312,321	310,439	(9,821,512)	1,918,405	(1,850,533)	463,938	508,862	12,869,120
Total Fixed Income Funds		230,626,512	103,184,490	(88,805,400)	(86,234)	(8,019,155)	9,479,933		236,900,213
Foreign Equity Funds–11.65%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.90%	—	17,056,273	(2,821,100)	265,982	154,787	349,354	336,686	14,655,942
Invesco RAFI™ Strategic Developed ex-US ETF	—	21,370,246	—	(21,993,094)	1,799,990	(1,177,142)	—	—	—
Invesco S&P International Developed Low Volatility ETF	3.90%	22,570,077	248,137	(7,837,600)	222,236	(568,137)	557,920	560,775	14,634,713
iShares Global Infrastructure ETF(a)(b)	3.85%	—	17,028,612	(1,585,991)	(1,043,007)	41,064	230,331	333,580	14,440,678
Total Foreign Equity Funds		43,940,323	34,333,022	(34,237,785)	1,245,201	(1,549,428)	1,137,605		43,731,333
Money Market Funds–0.10%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(c)	0.04%	11	31,851,378	(31,717,651)	—	—	19,322	133,738	133,738
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)	0.02%	—	22,750,984	(22,655,276)	—	(166)	13,280	95,523	95,542
Invesco Treasury Portfolio, Institutional Class, 5.26%(c)	0.04%	12	36,401,575	(36,248,743)	—	—	20,685	152,844	152,844
Total Money Market Funds		23	91,003,937	(90,621,670)	—	(166)	53,287		382,124
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $402,248,505)	99.72%	427,610,165	248,974,087	(289,164,734)	(11,899,361)	(1,130,828)	14,638,496		374,389,329
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated and Unaffiliated Issuers–99.72%
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.25%
Invesco Private Government Fund, 5.30%(c)(d)	1.47%	$2,073,105	$48,147,332	$(44,701,271)	$—	$—	$117,934(e)	5,519,166	$5,519,166
Invesco Private Prime Fund, 5.51%(c)(d)	3.78%	5,330,842	113,397,186	(104,533,700)	(1,662)	(522)	321,447(e)	14,192,144	14,192,144
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,712,518)	5.25%	7,403,947	161,544,518	(149,234,971)	(1,662)	(522)	439,381		19,711,310
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $421,961,023)	104.97%	$435,014,112	$410,518,605	$(438,399,705)	$(11,901,023)	$(1,131,350)	$15,077,877		$394,100,639
OTHER ASSETS LESS LIABILITIES	(4.97)%								(18,657,662)
NET ASSETS	100.00%								$375,442,977
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at September 30, 2023.
(b)	Not affiliated with Invesco Advisers, Inc.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$359,566,527	$—	$—	$359,566,527
Unaffiliated Issuers	14,440,678	—	—	14,440,678
Money Market Funds	382,124	19,711,310	—	20,093,434
Total Investments	$374,389,329	$19,711,310	$—	$394,100,639
Invesco Income Allocation Fund